MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ 29,700
Operating profit / (loss) before tax	2,433	$ 4,521	$ 8,960
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	1,300
Increase (decrease) in CET1 capital through deferred tax assets on temporary differences	2,600
Increase (decrease) in CET1 capital through accruals for proposed dividends	13,000
Current tax expense / (benefit)	2,000
Loss-absorbing AT1 capital	15,800
Increase (decrease) in loss-absorbing AT1 capital	3,300
Decrease in AT1 capital through call of capital instruments	1,000
Increase in AT1 capital through issuance of capital instruments	3,500
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	92,000
Increase (decrease) in gone concern loss-absorbing capacity	37,700
Gone concern loss-absorbing capacity	92,200
Merger with Credit Suisse AG
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	41,400
Loss-absorbing AT1 capital	$ 600